Balance Sheet Components - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 280,999	$ 290,401	$ 254,507	$ 194,244
Less accumulated depreciation and amortization	(76,893)	(71,697)	(52,791)	(44,568)
Property, Plant and Equipment, Net Before Construction and Development In Progress	204,106	218,704	201,716	149,676
Construction in Progress, Gross	15,574	17,396	11,957	12,497
Property, Plant and Equipment, Net	219,680	236,100	213,673	162,173
Buildings and Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	146,581	141,324	129,288	95,270
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	26,079	36,215	33,734	31,330
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	80,894	76,916	58,227	35,935
Cooperage
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,644	13,015	10,551	11,074
Vineyards
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	16,034	21,177	21,364	19,478
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,767	$ 1,754	$ 1,343	$ 1,157